Income Tax Matters	12 Months Ended
Dec. 31, 2011
Income Tax Matters [Abstract]
Income Tax Matters

Note 12 - Income Tax Matters

The significant components of income tax expense (benefit) for the years ended December 31 are summarized as follows:

	2011	2010	2009
	(dollars in thousands)
Current tax expense (benefit):
Federal	$(838)	$1,021	$428
State	34	221	146

Total	(804)	1,242	574

Deferred tax expense (benefit):
Federal	890	(891)	(620)
State	110	(200)	(117)

Total	1,000	(1,091)	(737)

Net provision for income taxes	$196	$151	$(163)

The difference between the provision for income taxes and the amounts computed by applying the statutory federal income tax rate of 34% to income before income taxes is summarized below:

	2011	2010	2009
	(dollars in thousands)

Tax computed at the statutory federal rate	$373	$294	$179
Increases (decrease) resulting from:
Tax exempt interest, net	(247)	(179)	(269)
State income taxes, net of federal benefit	94	14	19
Other	(24)	22	(92)

Provision for income taxes	$196	$151	$(163)

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of deferred taxes at December 31 are as follows:

	2011	2010	2009
	(dollars in thousands)
Deferred tax assets relating to:
Allowance for loan losses	$2,439	$3,253	$1,772
Deferred compensation	595	518	635
Other	261	198	462
Valuation allowance	3	4	—

Total deferred tax assets	3,298	3,969	2,869

Deferred tax liabilities relating to:
Net unrealized gain on securities available for sale	(1,164)	(197)	(613)
Premises and equipment	(678)	(381)	(371)
Deferred loans fees and costs	(205)	(212)	(214)
Loan servicing	(206)	(186)	(158)
Prepaid expenses	(149)	(130)	(157)

Total deferred tax liabilities	(2,402)	(1,106)	(1,513)

Net recorded deferred tax asset	$896	$2,863	$1,356

The net deferred tax asset is included in other assets on the accompanying consolidated balance sheets.